TAXATION - Hong Kong Tax (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 HKD ($)
TAXATION
Tax rate	25.00%
Assessable profits up to HK$2.0 million | Hong Kong
TAXATION
Tax rate	8.25%
Assessable profit	$ 2.0
Assessable profits over HK$2.0 million | Hong Kong
TAXATION
Tax rate	16.50%
Assessable profit	$ 2.0